UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 6, 2013


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    131

Form 13F Information Table Value total: $561,479 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      216     9800 SH       SOLE                                       9800
3M Company                     COM              88579y101     1260    13565 SH       SOLE                                      13565
AER Energy Resources Inc       COM              000944207        1  5000000 SH       SOLE                                    5000000
AT&T, Inc.                     COM              00206R102     5823   172733 SH       SOLE                                     172733
Abbott Laboratories            COM              002824100      509     7773 SH       SOLE                                       7773
Accenture Ltd                  COM              g1151c101    13595   204435 SH       SOLE                                     204435
AllState Corp.                 COM              020002101      392     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1912    60810 SH       SOLE                                      60810
American Express Co.           COM              025816109      497     8641 SH       SOLE                                       8641
American Int'l Group           COM              026874107      434    12303 SH       SOLE                                      12303
Amgen Inc.                     COM              031162100     1148    13319 SH       SOLE                                      13319
Apache Corp.                   COM              037411105     8097   103147 SH       SOLE                                     103147
Apple Computer                 COM              037833100     2326     4371 SH       SOLE                                       4371
Automatic Data Processing      COM              053015103      315     5531 SH       SOLE                                       5531
Banco LatinoAmericano          COM              P16994132    16148   749000 SH       SOLE                                     749000
BankAmerica Corp.              COM              060505104      168    14498 SH       SOLE                                      14498
Belo Corporation               COM              080555105      207    27000 SH       SOLE                                      27000
Berkshire Hathaway 'A'         COM              084670108     1207        9 SH       SOLE                                          9
Berkshire Hathaway 'B'         COM              084670702    55298   616480 SH       SOLE                                     616480
Berry Petroleum Cl A           COM              085789105     5133   153000 SH       SOLE                                     153000
Bristol Myers Squibb           COM              110122108     1217    37353 SH       SOLE                                      37353
Brookdale Sr Living Inc        COM              112463104     3746   147945 SH       SOLE                                     147945
Campbell Soup Co.              COM              134429109     4180   119800 SH       SOLE                                     119800
Caterpillar Inc.               COM              149123101     4673    52150 SH       SOLE                                      52150
Chesapeake Energy              COM              165167107     9336   561750 SH       SOLE                                     561750
Chevron Corp.                  COM              166764100     1896    17535 SH       SOLE                                      17535
Cisco Systems Inc.             COM              17275R102     4539   231003 SH       SOLE                                     231003
Coca Cola Co.                  COM              191216100     2735    75462 SH       SOLE                                      75462
Comcast Corp. Special Class A  COM              20030n200      785    21855 SH       SOLE                                      21855
Computer Sciences Corp.        COM              205363104     1086    27125 SH       SOLE                                      27125
ConocoPhillips                 COM              20825c104      322     5556 SH       SOLE                                       5556
Corrections Corp Amer          COM              22025y407    24250   683680 SH       SOLE                                     683680
Covidien Ltd                   COM              g2554f113      317     5493 SH       SOLE                                       5493
DIRECTV                        COM              25490a309     1218    24277 SH       SOLE                                      24277
Darden  Restaurants, Inc.      COM              237194105      225     5000 SH       SOLE                                       5000
Dentsply Intl Inc              COM              249030107     1622    40957 SH       SOLE                                      40957
Dominion Resources, Inc.       COM              25746u109     1215    23462 SH       SOLE                                      23462
Duke Energy Corp.              COM              26441c204     4063    63681 SH       SOLE                                      63681
E. I. Dupont de Nemours & Co.  COM              263534109      221     4913 SH       SOLE                                       4913
Express Scripts, Inc.          COM              30219g108      804    14894 SH       SOLE                                      14894
Exxon Mobil Corp.              COM              30231G102    15470   178735 SH       SOLE                                     178735
Fairfax Financial Hld          COM              303901102    61241   169644 SH       SOLE                                     169644
FedEx Corp.                    COM              31428X106     3012    32840 SH       SOLE                                      32840
Forestar Group                 COM              346233109      208    12000 SH       SOLE                                      12000
Gannett Co. Inc.               COM              364730101    10354   574883 SH       SOLE                                     574883
General Electric Co.           COM              369604103     5462   260220 SH       SOLE                                     260220
General Mills Inc.             COM              370334104     1529    37839 SH       SOLE                                      37839
Google Inc Class A             COM              38259P508      522      738 SH       SOLE                                        738
HCA Holdings, Inc.             COM              40412C101     5628   186541 SH       SOLE                                     186541
HCC Ins Hldgs                  COM              404132102     5516   148235 SH       SOLE                                     148235
HCP Inc                        COM              40414L109     5211   115400 SH       SOLE                                     115400
Halliburton Inc.               COM              406216101     5971   172121 SH       SOLE                                     172121
HealthStream Inc.              COM              42222n103      331    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103      175    12300 SH       SOLE                                      12300
Home Depot Inc.                COM              437076102     4495    72674 SH       SOLE                                      72674
Honeywell International Inc.   COM              438516106      703    11075 SH       SOLE                                      11075
Horsehead Holding              COM              440694305      231    22600 SH       SOLE                                      22600
Intel Corp.                    COM              458140100     6159   298709 SH       SOLE                                     298709
International Business Machine COM              459200101    10626    55472 SH       SOLE                                      55472
J. P. Morgan Chase & Co. Inc.  COM              46625h100      560    12735 SH       SOLE                                      12735
Johnson & Johnson              COM              478160104     8339   118953 SH       SOLE                                     118953
Kraft Foods Group, Inc.        COM              50076q106     3257    71631 SH       SOLE                                      71631
L-3 Communications             COM              502424104      272     3550 SH       SOLE                                       3550
Leucadia Natl Corp             COM              527288104     1355    56976 SH       SOLE                                      56976
Level 3 Commun                 COM              52729N308    13799   597112 SH       SOLE                                     597112
Liberty Media Corp.            COM              530322106      313     2694 SH       SOLE                                       2694
Loews Corp.                    COM              540424108    17323   425094 SH       SOLE                                     425094
Lowes Companies                COM              548661107     4079   114834 SH       SOLE                                     114834
McCormick                      COM              579780206      985    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     2702    30635 SH       SOLE                                      30635
Mead Johnson Nutrition         COM              582839106      372     5647 SH       SOLE                                       5647
Media General                  COM              584404107       86    19896 SH       SOLE                                      19896
Medtronic Inc.                 COM              585055106     2946    71808 SH       SOLE                                      71808
Merck & Company Inc.           COM              58933y105     4119   100599 SH       SOLE                                     100599
Microsoft Corp.                COM              594918104     5131   192109 SH       SOLE                                     192109
Mondelez Int'l Inc             COM              609207105     6176   242626 SH       SOLE                                     242626
National Health Invstrs        COM              63633d104    15319   270997 SH       SOLE                                     270997
National Healthcare            COM              635906100      419     8915 SH       SOLE                                       8915
Newmont Mining Corp            COM              651639106      446     9599 SH       SOLE                                       9599
News Corp. Ltd. Cl A           COM              65248e104      680    26670 SH       SOLE                                      26670
News Corp. Ltd. Cl B           COM              65248e203     2674   101892 SH       SOLE                                     101892
Novartis AG                    COM              66987v109      496     7840 SH       SOLE                                       7840
Oracle                         COM              68389x105     1014    30427 SH       SOLE                                      30427
Overstock                      COM              690370101     7466   521748 SH       SOLE                                     521748
Pall Corp.                     COM              696429307     9780   162300 SH       SOLE                                     162300
Peabody Energy Corp            COM              704549104      619    23256 SH       SOLE                                      23256
Peoples United Financial       COM              712704105    13056  1079900 SH       SOLE                                    1079900
PepsiCo Inc.                   COM              713448108     1631    23840 SH       SOLE                                      23840
Pfizer Inc.                    COM              717081103     1000    39883 SH       SOLE                                      39883
Philip Morris Intl             COM              718172109     5588    66812 SH       SOLE                                      66812
Pico Holdings                  COM              693366205      393    19400 SH       SOLE                                      19400
Proassurance Corp              COM              74267C106     1194    28292 SH       SOLE                                      28292
Procter & Gamble Co.           COM              742718109    10354   152510 SH       SOLE                                     152510
Regions Financial Corp.        COM              7591ep100      459    64324 SH       SOLE                                      64324
Republic Services Inc.         COM              760759100     4872   166124 SH       SOLE                                     166124
Roche Holdings                 COM              771195104     2110    41776 SH       SOLE                                      41776
SPDR Utilities Select          COM              81369Y886      712    20390 SH       SOLE                                      20390
Schlumberger Ltd.              COM              806857108     7597   109631 SH       SOLE                                     109631
Scripps Networks Interactive,  COM              811065101     1972    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     1564    41657 SH       SOLE                                      41657
Sigma Aldrich Corp.            COM              826552101      294     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      568    20045 SH       SOLE                                      20045
Syntroleum                     COM              871630109      424  1073109 SH       SOLE                                    1073109
Sysco Corp.                    COM              871829107     6645   209896 SH       SOLE                                     209896
TJX Companies, Inc.            COM              872540109      644    15170 SH       SOLE                                      15170
Target Corporation             COM              87612e106     1384    23392 SH       SOLE                                      23392
Tejon Ranch Co.                COM              879080109      309    11000 SH       SOLE                                      11000
Tidewater Inc.                 COM              886423102     6056   135538 SH       SOLE                                     135538
Travelers Inc.                 COM              89417e109     1030    14346 SH       SOLE                                      14346
US Bancorp                     COM              902973304      493    15445 SH       SOLE                                      15445
United Parcel Svc. Inc. CL B   COM              911312106     4450    60349 SH       SOLE                                      60349
United Technologies            COM              913017109     7070    86206 SH       SOLE                                      86206
UnitedHealth Group             COM              91324p102     2417    44557 SH       SOLE                                      44557
Vanguard Emerging Markets ETF  COM              922042858     1970    44241 SH       SOLE                                      44241
Vanguard Large-Cap Exchanged T COM              922908637      275     4215 SH       SOLE                                       4215
Vanguard Small-Cap VIPERs      COM              922908751      322     3975 SH       SOLE                                       3975
Verizon Communications         COM              92343v104     1974    45614 SH       SOLE                                      45614
Vodafone Group PLC ADS         COM              92857w209     5821   231102 SH       SOLE                                     231102
Vulcan Materials               COM              929160109      718    13800 SH       SOLE                                      13800
Wal-Mart Stores Inc.           COM              931142103     7824   114667 SH       SOLE                                     114667
Walt Disney Co.                COM              254687106     6177   124052 SH       SOLE                                     124052
Washington Post Co.            COM              939640108      887     2429 SH       SOLE                                       2429
Wells Fargo & Co.              COM              949746101     1540    45059 SH       SOLE                                      45059
Western Union                  COM              959802109      779    57272 SH       SOLE                                      57272
White Mountain Ins             COM              G9618E107     2657     5159 SH       SOLE                                       5159
iShares FTSE China 25 Index Fu COM              464287184     2552    63100 SH       SOLE                                      63100
iShares MSCI Emerging Markets  COM              464287234     1566    35321 SH       SOLE                                      35321
iShares MSCI Pacific Rim       COM              464286665     1984    42096 SH       SOLE                                      42096
iShares Russell 1000 Index ETF COM              464287622      288     3643 SH       SOLE                                       3643
iShares S&P SmallCap 600 Index COM              464287804     2637    33770 SH       SOLE                                      33770
Natl Healthcare Cv Prf         PFD CV           635906209      510    33125 SH       SOLE                                      33125